Equity-Based Compensation - Summary of Restricted Stock Unit ("RSU") Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Outstanding Beginning	63,184	11,474
Number of RSUs, Granted	462,423	73,866
Number of RSUs, Vested	(225,062)	(17,134)
Number of RSUs, Forfeited	(19,483)	(5,022)
Number of RSUs, Outstanding Ending	281,062	63,184
Weighted Average Fair Value (per RSU), Outstanding Beginning	$ 72.5	$ 298.5
Weighted Average Fair Value (per RSU), Granted	29	60.5
Weighted-Average Fair Value (per RSU), Vested	34	125.5
Weighted-Average Fair Value (per RSU), Forfeited	37	231
Weighted Average Fair Value (per RSU), Outstanding Ending	$ 33	$ 72.5